Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0002067129
Registrant Name	Neptune Insurance Holdings Inc.
Registration File Number	333-295765
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES